Summary of Significant Accounting Policies - Summary of Customer Concentration Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Operating revenues	¥ 993,319	$ 142,681	¥ 508,828	¥ 263,332
Accounts receivable	180,393		108,434		$ 25,912
Customer Concentration Risk [Member] | Operating revenue [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 545,606		¥ 243,844	¥ 18,820
Concentration risk, percentage	55.00%	55.00%	49.00%	7.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 184,035		¥ 99,425
Concentration risk, percentage	19.00%	19.00%	20.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 142,443		¥ 44,296
Concentration risk, percentage	14.00%	14.00%	9.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer H [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 124,946
Concentration risk, percentage	13.00%	13.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 94,182		¥ 100,123	¥ 18,820
Concentration risk, percentage	9.00%	9.00%	20.00%	7.00%
Customer Concentration Risk [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 136,316		¥ 55,028
Concentration risk, percentage	76.00%	76.00%	51.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 16,945		¥ 11,970
Concentration risk, percentage	9.00%	9.00%	11.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 8,419		¥ 33,146
Concentration risk, percentage	5.00%	5.00%	30.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 33,380		¥ 612
Concentration risk, percentage	19.00%	19.00%	1.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer I [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 42,444
Concentration risk, percentage	24.00%	24.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer J [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 35,128		¥ 9,300
Concentration risk, percentage	19.00%	19.00%	9.00%